Income taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 10: Income taxes

A valuation allowance equal to the total of the Company's net deferred tax assets has been recognized for financial reporting purposes. The net changes in the valuation allowance were increases of approximately $3.1 million and decreases of $2.2 million during the years ended December 31, 2012 and 2011, respectively. The Company's deferred tax liabilities are not significant.

Significant components of the Company's deferred tax assets are as follows as of December 31, 2012 and 2011 (in thousands):

	2012	2011

Net operating loss carryforwards	$20,386	$19,720
Contingent liability reserves	-	158
Derivative liabilities	849	-
Stock options and warrants	2,140	1,973
Billings in excess of costs	1,728	-
Valuation discount	(40)	(99)
Other	352	165
	25,415	21,917
Valuation allowance – deferred tax assets	(25,415)	(21,917)
	$-	$-

A reconciliation of income tax expense (benefit) at the statutory rate to income tax expense at the Company's effective rate is shown below for the years ended December 31, 2012 and 2011 (in thousands):

	2012	2011

Computed at statutory rate (34%)	$(2,510)	$(5,911)
(Decrease) increase in valuation allowance for deferred tax assets	3,130	(2,220)
Loss on extinguishment of debt	—	4,267
Stock and stock options	130	3,745
Derivative liabilities	(849)	(1,338)
Valuation discount	-	1,558
Non-deductible items and other	99	(101)
Benefit for income taxes	$-	$-

At December 31, 2012, the Company has net operating loss carryforwards, which expire in various amounts during 2013 through 2032, of approximately $58.5 million.  The Internal Revenue Code provides for limitations on the use of net operating loss carryforwards for acquired entities. The Company’s annual limitation for the use of CASTion’s net operating loss carryforwards for periods prior to the date of acquisition for income tax reporting purposes is approximately $300,000. As further discussed in Note 13, the Company has agreed, in conjunction with the Offer in Compromise accepted by the IRS in March 2011, that any net operating losses sustained for the years ending December 31, 2010 through December 31, 2012 will not be claimed as deductions under the provisions of Section 172 of the Internal Revenue Code except to the extent that such net operating losses exceed the amount of interest and penalties abated, which totaled $2,263,000.